Document and Entity Information	Nov. 19, 2021
Document Information [Line Items]
Document Type	8-K/A
Document Period End Date	Nov. 19, 2021
Entity Registrant Name	Local Bounti Corporation/DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40125
Entity Tax Identification Number	98-1584830
Entity Address, Address Line One	220 W Main St
Entity Address, City or Town	Hamilton
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59840
City Area Code	406
Local Phone Number	361-3711
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On November 24, 2021, Local Bounti Corporation, a Delaware corporation (f/k/a Leo Holdings III Corp) (the “Company”), filed a Current Report on Form 8-K (the “Original Report”) to report the Closing and related matters under Items 1.01, 2.01, 3.02, 3.03, 5.01, 5.02, 5.06 and 9.01 of Form 8-K. Due to the large number of events to be reported under the specified items of Form 8-K, this Amendment No. 1 to Form 8-K is being filed to amend the Original Report to include additional matters related to the transactions under Items 5.03 and 5.05 of Form 8-K. Capitalized terms used herein but not defined herein have the meanings given to such terms in the Original Report.
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Entity Central Index Key	0001840780
Common Stock, par value of $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value of $0.0001 per share
Trading Symbol	LOCL
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	LOCL WS
Security Exchange Name	NYSE